Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jul. 25, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Life insurance balance	$ 3.3	$ 3.2
Amounts owed to employees participating in the deferred compensation plan	0.4	0.4
MENU Acquisition
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration liability	0.6	9.8	$ 14.2	$ 14.2
2024 Notes | Fair Value, Inputs, Level 2 | Convertible Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of notes		17.4
2026 Notes | Fair Value, Inputs, Level 2 | Convertible Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of notes	145.6	112.8
2027 Notes | Fair Value, Inputs, Level 2 | Convertible Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of notes	$ 236.1	$ 191.0